Fees Summary	Feb. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 172,499,994.50
Previously Paid Amount	0.00
Total Fee Amount	23,822.25
Total Offset Amount	0.00
Net Fee	23,822.25
Narrative - Max Aggregate Offering Price	$ 172,499,994.50
Final Prospectus	true